Stockholders' Equity - Additional Information (Details)	1 Months Ended			3 Months Ended	12 Months Ended		40 Months Ended
	May 31, 2022 USD ($) $ / shares shares	Apr. 30, 2020 USD ($) $ / shares shares	Feb. 28, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 USD ($) VOTE $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	May 31, 2022 $ / shares shares	Sep. 30, 2023 $ / shares shares
Class Of Stock [Line Items]
Underwriting discounts and commissions | $		$ 8,200,000	$ 4,100,000
Offering costs | $		800,000	400,000
Shares authorized					30,000,000
Common stock, shares authorized					20,000,000	20,000,000		20,000,000
Preferred stock, shares authorized					10,000,000	10,000,000		8,913,659
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, par value | $ / shares					$ 0.0001	$ 0.0001		$ 0.0001
Number of common stock holders voting right | VOTE					1
Common stock voting rights					Each holder of common stock is entitled to one vote for each share of common stock held
Common stock dividends declared | $					$ 0	$ 0
Preferred stock, shares outstanding					0	0		0
Warrants to purchase shares	694,892						694,892
Offering price of warrant | $ / shares	$ 39.9975						$ 39.9975
Exercise price per warrant | $ / shares	$ 0.0025				$ 0.0025		$ 0.0025
Net proceeds from sale of common stock | $	$ 42,900,000	$ 129,000,000	$ 64,500,000
Placement agent fees and offering costs | $	$ 2,100,000
Maximum ownership percentage of common stock shares for outstanding warrants to be exercised					4.99%
Period after notice received by company maximum ownership percentage to be effective description					The revised Maximum Ownership Percentage would be effective 61 days after the notice is received by the Company.
Ownership percentage for outstanding warrants To purchase shares of common stock to be exercised to certain holders					9.99%		9.99%
Maximum
Class Of Stock [Line Items]
Warrants to purchase shares	694,892						694,892
Maximum ownership percentage of common stock shares for outstanding warrants to be exercised					19.99%
Common Stock
Class Of Stock [Line Items]
Number of shares issued	430,107
Public offering price | $ / shares	$ 40						$ 40
Follow-on Public Offering | Common Stock
Class Of Stock [Line Items]
Number of shares issued		617,692	185,000
Public offering price | $ / shares		$ 118.75	$ 200
Exercise price per warrant | $ / shares		$ 118.7475	$ 199.9975
Follow-on Public Offering | Common Stock | Maximum
Class Of Stock [Line Items]
Warrants to purchase shares		544,413	160,000
At-the-Market (ATM) Sales Agreement | JonesTrading Institutional Services LLC
Class Of Stock [Line Items]
Number of shares issued				129,803
Aggregate offering price of common stock | $		$ 60,000,000
Net proceeds from sale of common stock | $				$ 24,600,000
Proceeds from issuance of common stock gross | $				$ 25,300,000
Underwriters' Over-allotment Option
Class Of Stock [Line Items]
Number of shares issued		151,578	45,000